Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Less than 1 year [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 10,048	$ 11,423
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	691	648
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	2,250
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	39	1,807
Less than 1 year [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4	4
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,447	1,597
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	803	1,241
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,262	11,347
1-2 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	21	190
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750	750
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19	51
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44	73
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13	32
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,850	28
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,300	16
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,873
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,100	6,464
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		36
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	677	681
Greater than 5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 565	$ 565